Trade receivables aging (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Trade receivables aging [Line Items]
Trade receivables	$ 116	$ 120
0–30 days
Trade receivables aging [Line Items]
Trade receivables	90	89
31–60 days
Trade receivables aging [Line Items]
Trade receivables	7	9
61–90 days
Trade receivables aging [Line Items]
Trade receivables	2	5
Over 90 days
Trade receivables aging [Line Items]
Trade receivables	$ 17	$ 17